Fair Value Measurements (Details) - Helix Acquisition Corp.[Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Assets held in trust account	$ 115,042,608
Assets held in trust account cash		$ 457
US Treasury Securities [Member]
Fair Value Measurements (Details) [Line Items]
Assets held in trust account		$ 115,014,460